Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated Other Comprehensive Income (Loss)
36. Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
Remeasurements of net defined benefit liabilities	￦	(161,295)	￦	(117,022)	￦	—	￦	—	￦	31,076	￦	(247,241)
Currency translation differences		261,752		560,256		—		—		(12,919)		809,089
Gains (losses) on financial instruments at fair value through other comprehensive income		(2,735,499)		1,462,875		171,410		3,649		(421,425)		(1,518,990)
Share of other comprehensive income (loss) of associates and joint ventures		(3,318)		336		(1)		—		(170)		(3,153)
Gains (losses) on cash flow hedging instruments		73,555		341,856		(294,592)		—		(12,501)		108,318
Gains (losses) on hedging instruments of net investments in foreign operations		(129,401)		(253,679)		—		—		66,971		(316,109)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,800)		(7,493)		—		—		1,979		(17,314)
Finance gains or losses on insurance contract assets (liabilities)		4,858,650		(4,315,663)		—		—		1,139,335		1,682,322

	￦	2,152,644	￦	(2,328,534)	￦	(123,183)	￦	3,649	￦	792,346	￦	496,922

(In millions of Korean won)	2025
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
Remeasurements of net defined benefit liabilities	￦	(247,241)	￦	38,406	￦	—	￦	—	￦	(9,791)	￦	(218,626)
Currency translation differences		809,089		(43,718)		(5,276)		—		1,632		761,727
Gains (losses) on financial instruments at fair value through other comprehensive income		(1,518,990)		(2,457,981)		(88,610)		(12,265)		680,947		(3,396,899)
Share of other comprehensive income (loss) of associates and joint ventures		(3,153)		3,408		—		—		(1,390)		(1,135)
Gains (losses) on cash flow hedging instruments		108,318		(464,646)		169,361		—		29,455		(157,512)
Gains (losses) on hedging instruments of net investments in foreign operations		(316,109)		46,601		1,546		—		(8,516)		(276,478)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(17,314)		(4,803)		—		—		1,581		(20,536)
Finance gains or losses on insurance contract assets (liabilities)		1,682,322		1,634,241		—		—		(474,560)		2,842,003

	￦	496,922	￦	(1,248,492)	￦	77,021	￦	(12,265)	￦	219,358	￦	(467,456)